Interest in Other Entities	6 Months Ended
Jun. 30, 2021
Disclosure of significant judgements and assumptions made in relation to interests in other entities [text block] [Abstract]
INTEREST IN OTHER ENTITIES

NOTE 4 - INTEREST IN OTHER ENTITIES:

A.1 This table summarize the total investment according to the equity method as of June 30, 2021:

June 30, 2021
USD in thousands

ScoutCam (see also note 4.A)	11,851
Gix Internet (see also note 4.D)	5,290
Polyrizon (see also note 4.F)	162
Revoltz (see also note 4.G)	242
Total	17,545

A.	ScoutCam Inc.

On January 3, 2019, the Company established a wholly owned subsidiary in Israel under the name ScoutCam Ltd., or ScoutCam. ScoutCam was incorporated as part of a reorganization of the Company intended to distinguish the Company’s miniaturized imaging business, or the micro ScoutCam™ portfolio, from the other operations of the Company and to enable the Company to form a separate business unit with dedicated resources focused on the promotion of such technology.

In addition, ScoutCam used the technological platform it developed for the purpose of additional special systems and products that are suitable for both medical and industrial applications.

On September 16, 2019, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc, formerly known as Intellisense Solutions Inc. , pursuant to which the Company assigned, transferred and delivered 100% of its holdings in ScoutCam to ScoutCam Inc., in exchange for consideration consisting of shares of ScoutCams Inc’s. common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the “Closing”).

The Closing occurred on December 30, 2019 (the “Closing Date”). Pursuant to the Exchange Agreement, Intellisense issued to Medigus 16,130,952 shares of common stock. Upon such share issuance, ScoutCam became a wholly owned subsidiary of Intellisense. On December 31, 2019, Intellisense Solutions Inc. changed its name to ScoutCam Inc.

Also, on the Closing Date, ScoutCam Inc. issued to its’ investors 3,413,312 units, each comprises two shares of common stock, one Warrant A (as defined below) and two Warrants B (as defined below), as part of the financing transaction that ScoutCam Inc. was obligated to secure prior to the Closing. The immediate gross proceeds from the issuance of the units amounted to approximately USD 3.3 million (the “Issuance of Units to External Investors”).

Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.595 per share during the 12-month period following the allotment. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.893 per share during the 18-month period following the allotment.

On March 3, 2020, ScoutCam issued in a private issuance a total of 979,754 units at a purchase price of USD 0.968 per unit.

Each unit was comprised of two shares of common stock par value USD 0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of ScoutCam Inc.’s at an exercise price of USD 0.595 per share during the 12 months period following the allotment.

Each Warrant B is exercisable into one share of common stock of ScoutCam Inc’s at an exercise price of USD 0.893 per share during the 18 months period following the allotment.

The immediate proceeds (gross) from the issuance of all securities offered amounted to approximately USD 948 thousands. After deducting closing costs and fees, ScoutCam received proceeds of approximately USD 909 thousand, net of issuance expenses.

On May 18, 2020, ScoutCam issued in a private issuance a total of 2,066,116 units at a purchase price of USD 0.968 per unit.

Each unit was comprised of two shares of common stock par value USD 0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of ScoutCam’s at an exercise price of USD 0.595 per share during the 18 months period following the allotment.

Each Warrant B is exercisable into one share of common stock of ScoutCam’s at an exercise price of USD 0.893 per share during the 24 months period following the allotment.

The immediate gross proceeds from the issuance of all securities offered amounted to approximately USD 2 million. After deducting closing costs and fees, ScoutCam received proceeds of approximately USD 1.9 million, net of issuance expenses.

On January 20, 2021, ScoutCam Inc.’s board of directors approved an increase of the authorized share capital of ScoutCam Inc., by an additional 225,000,000 shares of its common stock par value USD 0.001 per share, such that the authorized share capital of ScoutCam Inc. following such increase shall consist of 300,000,000 shares of common stock.

On March 22, 2021, ScoutCam Inc. undertook to issue to certain investors (the “Investors”) 22,222,223 units (the “Units”) in exchange for an aggregate purchase price of USD 20 million. Each Unit consists of (i) one share of ScoutCam Inc.’s common stock, and (ii) one warrant to purchase one share of ScoutCam Inc common stock with an exercise price of USD 1.15 per share (the “Warrant” and the “Exercise Price”). Each Warrant is exercisable until the close of business on March 31, 2026.

On June 30, 2021, Medigus exercise all of its 393,736 Warrant A at an exercise price of USD 0.595 per share.

As of June 30, 2021 the Company owned approximately 27.76% of the outstanding common stock of ScoutCam Inc.

Therefore, the Company diluted the holding and deconsolidate ScoutCam Inc . since April 2021 and treated the investment in equity method. The profit recorded on books related to the de-consolidation sum up to USD 11,502 thousand.

ScoutCam purchase price allocation summary:

March 29, 2021 USD in thousands

Cash consideration	11,843
Medigus Share in company Equity	6,200
Excess to Allocation	5,643
Excess purchase price to allocate to technology	1,654
Deferred tax	(380)
Goodwill	4,369
5,643

Reconciliation to carrying amounts for ScoutCam.:

USD in thousands

Equity attributable to ScoutCam shareholders’ as of June 30, 2021	22,482
Groups share in %	27.76%
Group share	6,241
Fair value adjustments	5,610
Carrying amount	11,851

Investment movement for:

Three months ended June 30, 2021
USD in thousands

Investment in Fair value as of March 29, 2021	11,843
The Company's share in ScountCam's Loss for the three month ended June 30, 2021	(226)
Warrants exercise	234
Equity attributable to ScoutCam shareholders’ as of June 30, 2021	11,851

Summarized balance sheet:

	June 30, 2021	December 31, 2020
	USD in thousands
Currents assets
Cash and cash equivalents	21,775	3,373
Other current assets	1,062	656
Total current assets	22,837	4,029
Non-current assets	2,711	1,866
Total assets	25,548	5,895
Total current liabilities	1,150	772
Total non-current liabilities	1,916	1,159
Total liabilities	3,066	1,931
Net assets	22,482	3,964

Summarized statement of comprehensive income:

	Three months ended March 31, 2021	Six months ended June 30, 2020
	USD in thousands

Revenue	24	74
Gross Loss	(179)	(207)
Operating Loss	(1,590)	(2,445)
Net Loss for the period	(1,606)	(2,383)

Summarized statement of comprehensive income:

Three months ended June 30, 2021
USD in thousands

Revenue	274
Gross Loss	(133)
Operating Loss	(2,097)
Net Loss for the period	(2,088)

B.	Eventer Technologies Ltd.:

On October 14, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer Technologies Ltd. (hereinafter – “Eventer”), a technology company engaged in the development of unique tools for automatic creation, management, promotion, and billing of events and ticketing sales. Pursuant to the share purchase agreement, the Company invested USD 750 thousand and were issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of the issued and outstanding share capital (50.01% of Eventer’s issued and outstanding share capital on a fully diluted basis). The share purchase agreement provides that the Company will invest an additional USD 250 thousand in a second tranche, subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the Milestones. The milestone will be examined in each of the years 2021 through 2023. The fair value of the earn-out was calculated by using a Monte Carlo Simulation. According to this model, the fair value of the earn-out was NIS 233 thousand (USD 69 thousand) as of October 14, 2020. In addition, the Company granted a loan to Eventer in the amount of USD 250 thousand. As of October 14, 2020, the loan was valued at USD 204 thousand. At the same date Eventer granted 74,100 options to its employees and other third parties, at a total fair value of USD 148 thousands.

In addition, the Company entered into the Loan Agreement, under which the Company committed to lend up to USD 1,250 thousand to Eventer through advances of funds upon Eventer’s request and subject to the Company approval. The Company extended the Initial Advance of USD 250 on October 14, 2020 as described above.. Advances extended under the Loan Agreement may be repaid and borrowed in part or in full from time to time. The Initial Advance will be repaid in twenty-four equal monthly installments, commencing on the first anniversary of the Loan Agreement. Other advances extended under the Loan Agreement will be repaid immediately following, and in no event later than thirty days following the completion of the project or purpose for which they were made. Outstanding principal balances on the advances will bear interest at a rate equal to the higher of (i) 4% per year, or (ii) the interest rate determined by the Israeli Income Tax Ordinance [New Version] 5721-1961 and the rules and regulation promulgated thereunder. Interest payments will be made on a monthly basis.

On October 14, 2020, the Company entered the Exchange Agreement with Eventer’s shareholders, pursuant to which, during the period commencing on the second anniversary of the Exchange Agreement and ending fifty-four (54) months following the date of the Exchange Agreement, Eventer’s shareholders may elect to exchange all of their Eventer shares for ordinary shares of the Company. The number of ordinary shares of the Company to which Eventer’s shareholders would be entitled pursuant to an exchange will be calculated by dividing the fair market value of each Eventer’s ordinary share, as mutually determined by the Company and the shareholders, by the average closing price of an ordinary share of the Company on the principal market on which its ordinary shares or ADSs are traded during the sixty days prior to the exchange date rounded down to the nearest whole number. The Company board of directors may defer exchange’s implementation in the event it determines in good faith that doing so would be materially detrimental to the Company and its shareholders. In addition, the exchange may not be effected for so long as USD 600 thousand or greater remains outstanding under the Loan Agreement, or if an event of default under the Loan Agreement has occurred.

On April 8, 2021, Eventer consummated a share purchase agreement with certain investors in connection with the sale and issuance of USD 2.25 million worth of its ordinary shares for an aggregate amount of USD 2.25 million. According to the share purchase agreement, half of the proceeds will be used for promotion of Eventer’s business through media content and space advertising in different platforms and media outlets operated by the lead investor. Following an investment of USD 300 thousand under the described share purchase agreement, the Company hold approximately 47.69% of Eventer Shares.

The following table presents the purchase price allocation of Eventer as of October 15, 2020:

15 October, 2020
USD in thousands

Cash consideration invested in Eventer	750
Fair value of earn-out	69
Difference between fair value and par value of loan extended to Eventer	46
Total consideration	865

Value acquired:
Fair value of net tangible assets acquired	751
Non-controlling interest	(381)
Total acquired	370

Excess purchase price to allocate to technology and goodwill	495

Summarized balance sheet:

	June 30, 2021	December 31, 2020
	USD in thousands (*)

Current assets	4,165	1,335
Current liabilities	3,823	1,078
Current net assets	342	257
Non-current assets	1,414	5
Non-current liabilities	0	0
Non-current net assets	1,414	5

Net assets	1,756	262

Accumulated non-controlling interests	1,135	178

Summarized statement of comprehensive income:

	Six months ended in 30, June 2021	15.10- December 31, 2020
	USD in thousands (**)

Revenue	459	40
Net loss for the period	(1,215)	(490)
Net loss attributable to the NCI	(293)	(202)

(*)	translated at the closing rate at the date of that balance sheet.
(**)	translated at average exchange rates for the period.

Summarized statement of cash flows:

	Six months ended in 30, June 2021	Year ended December 31, 2020
	USD in thousands (**)

Cash flow used in operating activities	874	(347)
Cash flow used in investing activities	(132)	52
Cash flow from financing activities	819	1,032
Net increase in cash and cash equivalents	1,561	737

(*)	translated at the closing rate at the date of that balance sheet.
(**)	translated at average exchange rates for the period.

C.	Jeff’s Brands Ltd.:

On October 8, 2020, the Company entered into a common stock purchase agreement with Smart Repair Pro, Inc. (hereinafter - “Pro”), Purex, Corp. (hereinafter - “Purex”), and their respective stockholders (the “Purex Purchase Agreement”). Pro and Purex both are in the e-Commerce field and operate online stores for the sale of various consumer products on the Amazon online marketplace. Pursuant to the Purex Purchase Agreement, the Company agreed to acquire 50.01% of Pro’s and 50.03% of Purex’s issued and outstanding share capital on a fully diluted basis through a combination of cash investments in the companies and acquisition of additional shares from the current shareholders of the two companies in consideration for the Company restricted ADSs and a cash component. The Company agreed to invest an aggregate amount of USD 1,250 thousand in Pro and Purex, pay USD 150 thousand in cash consideration to the current stockholders, and issue uo to USD 500 thousand worth of restricted ADSs to the current stockholders of such companies subject to EBITDA milestones.. Following EBITDA results the company issued USD 71 thousand worth of restricted ADSs.

In addition, the companies’ current shareholders are entitled to additional milestone issuances of up to an aggregate USD 750 thousand in restricted ADSs subject to the achievement by Pro and Purex of certain milestones throughout 2021. The transactions contemplated in the definitive agreements closed on January 4, 2021. In addition, the Company agreed to financing arrangements including (i) providing financing by way of a stockholder loan of a principal amount equal to USD 250 thousand which may be extended up to an aggregate cap of USD 1 million of which the Company will finance 60% with the remaining 40% to be financed by the other Pro’s and Purex’s stockholders; and (ii) additional financing of up to a principal amount of USD 1 million, to finance the acquisition of additional online Amazon stores provided that such Acquisition Financing will constitute 80% of the applicable acquisition cost, with the remaining 20% to be financed by the other Pro’s and Purex’s stockholders.

Subsequently, according to the terms of the Purex Purchase Agreement, The Company entered into a loan and pledge agreement, effective January 5, 2021 with its majority owned subsidiaries Pro and Purex. Pursuant to this loan and pledge agreement, the Company extended a USD 250 thousand loan, with an annual interest of 4%, to be repaid on the second anniversary of the effective date.

On February 2, 2021, the Company entered into a loan and pledge agreement, effective February 2, 2021, and amended on February 5, 2021, or the Pro Loan and Pledge Agreement, with the Company majority owned subsidiary Pro and its other stockholder, to finance Pro’s additional purchases of three new brands on the Amazon online marketplace. Pursuant to the Pro Loan and Pledge Agreement, the Company extended a USD 3.76 million loan, with an annual interest of 4%, to be repaid on the fifth anniversary of the effective date. The minority shareholders are obligated to keep a 20:80 ratio with the Company and therefore transferred an amount of USD 940 thousands. the Company concluded the stated interest is materially lower than its market price. Accordingly, the difference between the fair value and face value of the loan attributable to the non-controlling interests was recorded as deemed contribution of the Company to Jeff Brands.

Similarly, the Company concluded the stated interest is materially lower than its market price. Accordingly, the difference between the fair value and face value of the loan attributable to the company was recorded as deemed contribution by the non-controlling interests to Jeff Brands.

On May 16, 2021, the Company entered into a stock exchange and plan of restructuring agreement with Victor Hacmon, the other shareholder of Pro and Purex, and Jeffs’ Brands Ltd. (hereinafter - “Jeffs’ Brands”), a newly incorporated entity. Pursuant to which, among other things, the Company and Victor Hacmon transferred all holdings in Pro and Purex to Jeffs’ Brands, in return for a consideration of Jeffs’ Brands ordinary shares issued respectively. As a result, Pro and Purex became wholly-owned subsidiaries of Jeffs’ Brands. The share exchange transaction was accounted in a manner similar to Pooling-of-Interests ("As Pooling"). To date, the Company invested approximately USD 5.4 million in Jeffs’ Brands and holds 50.03% of its shares.

The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed. In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

January 4, 2021
USD in thousands

Cash consideration invested in Jeff Brands	1,400
Non- cash consideration invested in Jeff Brands	71
Difference between fair value and par value of loan extended to Jeff Brands	70
Total consideration	1,541

Less:
Fair value of net assets acquired	2,049
Non-controlling interest	(1,024)

Total acquired	1,025

Goodwill	516

Summarized balance sheet:

June 30, 2021
USD in thousands(*)

Current assets	1,631
Current liabilities	1,149
Current net assets	482

Non-current assets	5,442
Non-current liabilities	4,303
Non-current net assets	1,139

Net assets	1,621

Accumulated non-controlling interests	1,076

Summarized statement of comprehensive income:

January 4, 2021- June 30, 2021
USD in thousands(**)

Revenues	1,910
Loss for the period	(851)

Net loss attributable to the NCI	(382)

Summarized statement of cash flows:

January 4, 2021- June 30, 2021
USD in thousands(**)
Cash flow used in operating activities	(310)
Cash flow used in investing activities	(4,729)
Cash flow from financing activities	4,899
Net increase in cash and cash equivalents	(140)

(*)	translated at the closing rate at the date of that balance sheet.
(**)	translated at average exchange rates for the period.

D.	Gix Internet Ltd:

On June 19, 2019, the Company signed an agreement with Gix Internet Ltd(formerly known as Algomizer Ltd., hereinafter - “Gix Internet”) and its then wholly-owned subsidiary Gix Media Ltd. (formerly known as Linkury Ltd.) ., hereinafter “Gix Media”) (collectively the “Gix Group”), for an investment of approximately USD 5 million in Gix Group (the “Investment Agreement”). The investment was subject to certain pre-conditions, which were met at September 3, 2019 (“Closing Date”). As part of the investment:

a.	Medigus received 2,168,675 ordinary shares of Gix Internet (Gix shares).

b.	Medigus received 729,508 ordinary shares of Gix Media.

c.	Medigus received 2,898,183 warrants to purchase 2,898,183 Gix Internet shares at an exercise price of NIS 5.25 per share (“Gix Warrants”), expected term of 3 years following the issuance date.

d.	Medigus’ investment in Gix Internet and Gix Media is based on a projection that Gix Media’s net profit for 2019 will be at least NIS 15 million. In the event that Gix Media’s net profit is less than NIS 15 million for 2019, Medigus will be issued with additional ordinary shares in Gix, adjusting the price per Gix ordinary shares to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019 (“Reverse earn out”). Gix Media’s net profit for 2019 was more than NIS 15 million.

e.	Medigus is also entitled, for a period of three years following the closing of the investment, to convert any and all of its Gix Media’s shares into Gix shares with a 20% discount over the average share price of Gix Internet on TASE within the 60 trading days preceding the conversion (“Conversion Right”). The conversion right is measured at fair value through Internet profit and loss using Black-Scholes model.

f.	In the event, during the three year period following the closing of the investment, Gix shall issue, or under take to issue ordinary shares with a price per share or exercise per share lower NIS 4.15 (the Reduced Per Share Purchase Price”), Gix Internet shall be allocated immediately with such amounts of additional ordinary shares (and the Gix Warrant shall be adjusted accordingly) equal to the difference of (x) the amount of ordinary shares actually received by the Company under the Investment Agreement, and (y) the amount which Medigus would have otherwise received should the Reduced Per Share Purchase Price was applied (“Anti-dilution”).

In consideration of the Investment Agreement as described above Medigus:

a.	Paid NIS 14,400 thousand in cash (approximately USD 4,057 thousands).

b.	Issued to Gix Internet 333,334 ADS representing 6,666,680 ordinary shares.

c.	Issued to Gix Internet 333,334 warrants to purchase 333,334 ADS representing 6,666,680 ordinary shares at an exercise price of USD 4 per warrant.

On September 3, 2019, the Company acquired 8.45% of the issued shares of Gix Internet and 9.34% of the issued shares of Gix Media.

On April 6, 2021, the Company exercised part of its right to convert Gix Media conversion shares and were issued by Gix Internet with additional 5,903,718 ordinary shares, such that following the partly conversion the Company holds 24.99% of Gix outstanding share capital on a fully diluted basis.

On June 28, 2021, the Company exercised all of its rights to convert Gix Media’s shares to Gix Internet shares and was issued 3,954,980 additional ordinary shares of Gix Internet such that following the conversion,

As of June 30, 2021, the Company owns 33.17% of Gix Internet, which operates in the field of software development, marketing and distribution to internet users.

Name of entity	Place of business/country of incorporation	% of ownership interest as of June 30, 2021	Nature of relationship	Measurement method	Quoted fair value as of June 30, 2021	Carrying amount as of June 30, 2021
					USD in thousands
Gix Ltd	Israel	33.17%	Associate	Equity method	5,958	5,290

Gix purchase price allocation summary:

USD in thousands

Cash consideration	3,690
Adjusted Company’s Equity	408
Excess to Allocation	3,282
Excess purchase price to allocate to Customer relationship	1,342
Deferred tax	(210)
Excess purchase price to allocate to technology	1,948
Deferred tax	(305)
Goodwill	507
3,282

Reconciliation to carrying amounts for Gix Internet.:

Six months ended June 30, 2021
USD in thousands
Reconciliation to carrying amounts:
Equity attributable to Gix shareholders’ as of June 30, 2021	8,083
Groups share in %	33.17%
Group share	2,681
Fair value adjustments	2,553
Exchange rate adjustments	56
Carrying amount	5,290

Reconciliation to carrying amounts for Gix Internet.:

Six months ended June 30, 2021
USD
Investment according to eqity method at the beginning of the period	1,013
Purchase of Gix ordinary shares (exercise of Conversion Right)	3,696
Increase in capital reverse	881
Currency translation adjustments	(24)
Other Reserve	(76)
Share of net profit of associate accounted for using the equity method	(200)
Investment according to equity method at the end of the period	5,290

D.	Gix Internet Ltd: (Cont.)

Summarized balance sheet:

	June 30, 2021	December 31, 2020
	USD in thousands (*)
Currents assets
Cash and cash equivalents	3,763	3,965
Other current assets	6,966	7,550
Total current assets	10,729	11,515
Non-current assets	7,286	7,405
Total Assets	18,015	18,920
Current liabilities
Financial liabilities (excluding trade payables)	2,271	1,307
Other current liabilities	6,236	7,441
Total current liabilities	8,507	8,748
Non-current liabilities
Financial liabilities (excluding lease liability)	215	381
Lease liability	545	-
Other non-current liabilities	664	2,484
Total non-current liabilities	1,424	2,865
Total Liabilities	9,931	11,613
Net assets	8,084	7,307
Equity attributable to Gix shareholders	5,343	2,994
Non-controlling interests	2,741	4,312

Summarized statement of comprehensive income:

	Six months ended June 30, 2021	Six months ended June 30, 2020
	USD in thousands (**)

Revenue	16,348	18,017
Gross profit	3,054	4,444
Profit (loss for the period)	(870)	262
Other comprehensive loss	185	-
Total comprehensive profit (loss)	(685)	262

	Six months ended June 30, 2021	Six months ended June 30, 2020
	USD in thousands (**)

Cash flow used in operating activities	200	3
Cash flow used in investing activities	(97)	43
Cash flow from financing activities	(325)	(337)
Net increase in cash and cash equivalents	(222)	(383)

(*)	translated at the closing rate at the date of that balance sheet
(**)	translated at average exchange rates for the period

E.	Automax Ltd. (formerly known as Matomy Ltd.):

Matomy together with its subsidiaries offered and provided a portfolio of proprietary programmatic data-driven platforms focusing on two core activities of domain monetization and mobile digital advertising to advertisers, advertising agencies, apps developers and domain owners, primarily in the United States and Europe. In the period spanning from mid-2017 through December 2019, Matomy ceased all of its activities.

On February 18, 2020, the Company purchased 2,284,865 shares of Matomy Media Group Ltd. (hereinafter - “Matomy”), which represents 2.32% of its issued and outstanding share capital. On March 24, 2020, the Company completed an additional purchase of 22,326,246 shares of Matomy, raising the Company’s aggregate holdings in Matomy to 24.92% of Matomy’s issued and outstanding share capital. Consequently2', the Company gained significant influence over this investment and the investment was reclassified from a financial asset at fair value through profit or loss to an associate accounted for using the equity method.

Upon completion of acquisition of the investment in Matomy, the difference between the cost of the investment and the Company’s share of the net fair value of the assets and liabilities of Matomy amounted to USD 546 thousands. The difference was recorded in the consolidated statements of profit or loss and comprehensive loss as amortization of the excess purchase price of an associate.

On September 29, 2020, Matomy announced that it had entered into a memorandum of understanding with Global Automax Ltd. (hereinafter – “Automax”), an Israeli private company that imports various leading car brands to Israel and Automax’s shareholders, for a proposed merger in which the shareholders of Automax would exchange 100% of their shares in Automax for shares of Matomy (hereinafter – the “Merger”). On November 9, 2020, Matomy signed a binding agreement for the Merger, and on March 24, 2021 the preconditions under the merger agreement were met to complete the Merger. Following the closing of the Merger, Automax shareholders held approximately 53% of the outstanding share capital of Matomy and potentially up to a maximum of 73%, due to additional share issuances which are subject to achievement of certain revenue and profit milestones by Matomy, or if the value of the Matomy’s shares reach specific values after the Merger.

E.	Automax Ltd. (formerly known as Matomy Ltd.): (Cont.)

Following the Company’s decision to sell up to 50% of Matomy’s shares in the near future, half of this investment was classified as of December 31, 2020 as an assets available for sale.

On January 19, 2021 and March 9, 2021, the Company sold 2,300,000 and 11,000,000 shares of Matomy, respectively. Subsequently, following such sales and the merger of Matomy with Automax, which is now traded Oon TASE (AMX.TA), the Company’s aggregate holdings in Automax decreased to 4.73% of its issued and outstanding share capital. The total gained recognized through profit and loss related to these sales sum up to USD 2,025 thousand.

Reconciliation to carrying amounts for Automax (formerly known as Matomy).

Six months ended June 30, 2021
USD in thousands
Investment as of January 01, 2021 Equity method	546
Held for sale asset	547
Total as of January 01, 2021	1,093
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	1,553
Securities revaluation	143
End of the period in Fair value	1,696

F.	Polyrizon Ltd – Protective Biological Gels:

Polyrizon Ltd. (hereinafter – “Polyrizon”) is a private company engaged in developing biological gels designed to protect patients against biological threats and reduce the intrusion of allergens and viruses through the upper airways and eye cavities.

In July 2020, the Company entered into an ordinary share purchase agreement with Polyrizon, pursuant to which the Company purchased 19.9% of Polyrizon’s issued and outstanding share capital on a fully diluted basis for aggregate gross proceeds of USD 10 thousand. Polyrizon did not have a significant operation in the period before the purchase. The concentration test, as describe in IFRS 3, is met, meaning that, the transaction is accounted as an asset acquisition. The Company also granted a loan to Polyrizon in the amount of USD 94 thousand. The loan does not bear any interest and is repayable only upon a deemed liquidation event, as defined in that ordinary share purchase agreement. In addition, the Company has an option (hereinafter – the “Option”) to invest an additional amount of up to USD 1 million in consideration for shares of Polyrizon such that following the additional investment, the Company will own 51% of Polyrizon’s capital stock on a fully diluted basis, excluding outstanding deferred shares, as defined in the share purchase agreement. The Option is exercisable until the earlier of (i) April 23, 2023, or (ii) the consummation by Polyrizon of equity financing of at least USD 500 thousand based on a pre-money valuation of at least USD 10 million the total value of the options is USD 36 thousand, and the acquisition was accounted for by the equity method. The Option is measured at fair value through profit and loss.

In addition, the Company entered into an exclusive reseller agreement with Polyrizon. As part of the reseller agreement, the Company received an exclusive global license to promote, market, and resell the Polyrizon products, focusing on a unique Biogel to protect from the COVID-19 virus. The term of the license is for four years, commencing upon receipt of sufficient FDA approvals for the lawful marketing and sale of the products globally. The Company also has the right to purchase the Polyrizon products on a cost-plus 15% basis for the purpose of reselling the products worldwide. In consideration of the license, Polyrizon will be entitled to receive annual royalty payments equal to 10% of the Company annualized operating profit arising from selling the products. As of June 30, 2021, Poyrizon’s products have not received the requisite FDA approvals, and therefore manufacturing and commercialization efforts have not yet commenced.

On March 9, 2021, the Company entered into a share purchase agreement, with Polyrizon and Mr. Raul Srugo, an existing shareholder of Polyrizon, for an additional investment of up to a total of USD 250 thousand in Polyrizon. Following an investment of USD 120.5 thousand the Company held approximately 35.86% of Polyrizon shares.

Following share purchase agreement Polyrizon signed with its current shareholdersto raise an amount of USD 800 thousands, the Company invested an amount of USD 297 thousands on September 2, 2021 . Currently the company hold 34.74% on Polyrizon on a fully diluted basis.

The following table provides details regarding the Purchase Price Allocation of Polyrizon as of July 15, 2020:

July 15, 2020
USD in thousands (*)
Current assets
Cash and cash equivalents	10
Loan	94
104
Allocation
Consideration for other instruments ***	36
IP	74
Shareholder loan	(6)

Total allocated	104

(*)	translated at the closing rate at the date of that balance sheet

(***)	Fair value of the Option, to invest an additional amount of up to USD 1 million in consideration for shares of Polyrizon such that following the additional investment and own 51% of Polyrizon’s capital stock on a fully diluted basis.

The following table presents the Polyrizon equity investment account activity:

Six months ended on June 30, 2021
USD in thousands
Investment as of January 01, 2021 Equity method	104
An addition investment	121
Revaluation of the Option, to invest an additional amount and Shareholder loan	(25)
Profit for the period – through share of other comprehensive income of associates accounted for using the equity method	(37)
Depreciation of technology	(1)
Balance as of the end of the period	162

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table provides details regarding the Purchase Price Allocation of Polyrizon as of March 9, 2021:

March 9, 2021
USD in thousands (*)
Current assets
Cash and cash equivalents	121
Acquired Equity	42
Excess to allocate	79
Allocation
IP	77
Goodwill	2

Total allocated	79

(*)	translated at the closing rate at the date of that balance sheet

G.	Charging Robotics Ltd.:

On January 7, 2021, the Company entered an agreement to purchase a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology in consideration for USD 75 thousand. Furthermore, the Company entered a collaboration agreement with the seller, whereby the Company committed to invest USD 150 thousand in a newly incorporated wholly owned subsidiary of the Company, Charging Robotics Ltd. (hereinafter – “Charging Robotics”), incorporated on February 1, 2021, which will focus on the company new electric vehicle and wireless charging activities. Pursuant to the collaboration agreement, the seller is entitled to a monthly consultant fee as well as options to purchase 15% of Charging Robotics’ fully diluted share capital as of its incorporation date based on a valuation of USD 1,000 thousand.

On February 19, 2021, the Company entered into the Joint Venture Agreement, with Mr. Amir Zaid and Mr. Weijian Zhou (the founders of Emuze Ltd., a privately held company that designs and develops electric mobility micro vehicles), and Charging Robotics (the “Joint Venture Agreement”), under which the Company formed a joint venture, under the name Revoltz, to develop and commercialize three modular electric vehicle (hereinafter – “EV”) micro mobility vehicles for urban individual use and “last mile” cargo delivery.

Under the terms of the Joint Venture Agreement, the Company invested an initial amount of USD 250 thousand in consideration of 19,990 ordinary shares of Revoltz Ltd. (hereinafter – “Revoltz”), representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Joint Venture Agreement requires the Company to invest an additional USD 400 thousand in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital.

In addition, within twelve (12) months following the completion of the second tranche (but in any event not later than December 31, 2022), the Company shall be entitled to invest an additional amount of USD 700 thousand in consideration for Revoltz’s ordinary shares which, will result in the Company holding 50.1% Revoltz’s issued and outstanding share capital.

The joint venture’s intended focus is to develop unique EVs that have the ability to last a full working day within a single charge suitable for heavy-duty and rigid operations and provide tailored mission-specific designs as well as Hop on -Hop off modes, off-road versions along with a low cost of operation.

On June 17, 2021, Charging Robotics signed a definitive distribution agreement with Automax, (the “Distribution Agreement”). The Distribution Agreement is for an exclusive distribution of Charging Robotics’ wireless robotic charging pad in Israel and Greece for a period of five years, with an extension option for an additional five years. Automax will market the wireless robotic charging pad for electric vehicles, once fully developed by Charging Robotics, and will be responsible for obtaining all the necessary licenses, permits and approvals for the import, marketing and distribution of such product.

As part of the Distribution Agreement, Automax will pay Charging Robotics a one-time payment of USD 50 thousand for its appointment as an exclusive distributor in Israel and Greece. Additionally, Automax will have a five-year option to purchase up to 5% of Charging Robotics’ ordinary shares at a USD 30 million pre-money valuation on a fully diluted basis, upon completion of Charging Robotics’ first financing round. Furthermore, Automax will have an additional option, for five years, to purchase ordinary shares of up to 5% of the amount of shares that Charging Robotic will issue in any subsequent round, following the first financing round, at a price per share to be determined in any such round.